Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepaid Expense and Other Assets, Current [Abstract]
Interest receivables		11,843,990
Prepaid bandwidth fees		6,163,840	4,920,581
Prepaid rental expenses		3,308,099	1,124,781
Advances to employees		1,207,902	1,434,600
Prepaid insurance expense			2,027,219
Others		6,232,230	5,038,607
Total	$ 4,634,636	28,756,061	14,545,788